UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
June 30, 2014

Common Stocks - 73.5%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	8.0
Liberty Global plc - Series C*		1,375,000	58,176,250
DIRECTV*		410,000	34,854,100

Internet & Catalog Retail	4.3
Liberty Interactive Corp. - Series A*		1,725,000	50,646,000

Broadcasting	3.8
Liberty Media Corp. - Series A*		320,000	43,737,600

Movies & Entertainment	2.4
The Walt Disney Co.		325,000	27,865,500

Advertising	1.6
Omnicom Group, Inc.		260,500	18,552,810
	20.1		233,832,260

Information Technology
Internet Software & Services	5.1
eBay, Inc.*		650,000	32,539,000
Google, Inc. - CL A*		23,000	13,447,410
Google, Inc. - CL C*		23,000	13,231,440

Software	4.8
Microsoft Corp.		715,000	29,815,500
Oracle Corp.		635,000	25,736,550

Semiconductors & Semiconductor Equipment	2.7
Texas Instruments, Inc.		650,000	31,063,500

IT Services	2.5
Accenture plc - CL A		200,000	16,168,000
Fidelity National Information Services, Inc.		250,000	13,685,000
	15.1		175,686,400

Health Care
Pharmaceuticals	7.3
Valeant Pharmaceuticals International, Inc.*		510,000	64,321,200
Endo International plc*		305,000	21,356,100

Health Care Services	5.8
Express Scripts Holding Co.*		615,000	42,637,950
Laboratory Corp. of America Holdings*		125,000	12,800,000
Catamaran Corp.*		265,000	11,702,400
	13.1		152,817,650

Financials
Diversified Financial Services	4.4
Berkshire Hathaway, Inc. - CL B*		410,000	51,889,600

Diversified Banks	3.1
Wells Fargo & Co.		680,000	35,740,800

Insurance Brokers	2.6
Aon plc - CL A		335,000	30,180,150
	10.1		117,810,550

		$ Principal
	% of Net	Amount
Energy	Assets	or Shares	$ Value
Oil & Gas Exploration & Production	6.6
Apache Corp.		350,000	35,217,000
Range Resources Corp.		310,000	26,954,500
Pioneer Natural Resources Co.		65,000	14,937,650
	6.6		77,109,150

Industrials
Aerospace & Defense	2.1
TransDigm Group, Inc.		150,000	25,089,000

Air Freight & Logistics	1.9
United Parcel Service, Inc. - CL B		215,000	22,071,900
	4.0		47,160,900

Materials
Construction Materials	1.8
Martin Marietta Materials, Inc.		155,000	20,467,750

Industrial Gases	1.4
Praxair, Inc.		125,000	16,605,000
	3.2		37,072,750

Consumer Staples
Beverages	1.3
Diageo plc - Sponsored ADR		115,000	14,636,050
Total Common Stocks (Cost $506,468,575)			856,125,710

Cash Equivalents - 27.5%

U.S. Treasury Bills	27.0
0.03% to 0.07%, 7/10/14 to 11/06/14(a)		315,000,000	314,985,225

Money Market Funds	0.5
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		5,708,225	5,708,225
Total Cash Equivalents (Cost $320,684,650)			320,693,450
Total Investments in Securities (Cost $827,153,225)			1,176,819,160
Other Liabilities in Excess of Other Assets	(1.0)		(12,122,748)
Net Assets	100.0		1,164,696,412
Net Asset Value Per Share			45.54

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2014.

The accompanying notes form an integral part of these Schedule of Investments

PARTNERS VALUE FUND

Schedule of Investments
June 30, 2014

Common Stocks - 71.7%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	8.0
Liberty Global plc - Series C*		1,105,000	46,752,550
DIRECTV*		475,000	40,379,750

Broadcasting	5.2
Liberty Media Corp. - Series A*		415,000	56,722,200

Textiles, Apparel & Luxury Goods	3.4
Iconix Brand Group, Inc.*		860,000	36,928,400

Internet & Catalog Retail	3.3
Liberty Interactive Corp. - Series A*		1,200,000	35,232,000

Hotels, Restaurants & Leisure	2.2
Interval Leisure Group, Inc.		1,100,000	24,134,000

Movies & Entertainment	1.3
Live Nation Entertainment, Inc.*		550,000	13,579,500

Multiline Retail	1.2
Target Corp.		225,000	13,038,750
	24.6		266,767,150

Information Technology
Software	4.3
Oracle Corp.		575,000	23,304,750
Microsoft Corp.		550,000	22,935,000

Internet Software & Services	3.2
XO Group, Inc.*		975,000	11,914,500
Google, Inc. - CL A*		20,000	11,693,400
Google, Inc. - CL C*		20,000	11,505,600

Semiconductors & Semiconductor Equipment	3.1
Texas Instruments, Inc.		700,000	33,453,000

Electronic Equipment, Instruments & Components	1.9
FLIR Systems, Inc.		600,000	20,838,000

IT Services	1.3
Fidelity National Information Services, Inc.		250,000	13,685,000
	13.8		149,329,250

Financials
Diversified Financial Services	4.1
Berkshire Hathaway, Inc. - CL B*		350,000	44,296,000

Insurance Brokers	3.2
Aon plc - CL A		260,000	23,423,400
Brown & Brown, Inc.		375,000	11,516,250

Mortgage REITs	3.1
Redwood Trust, Inc.		1,700,000	33,099,000

Diversified Banks	3.0
Wells Fargo & Co.		620,000	32,587,200
	13.4		144,921,850

		$ Principal
	% of Net	Amount
Health Care	Assets	or Shares	$ Value
Health Care Services	6.9
Express Scripts Holding Co.*		570,000	39,518,100
Laboratory Corp. of America Holdings*		225,000	23,040,000
Catamaran Corp.*		275,000	12,144,000

Pharmaceuticals	4.1
Valeant Pharmaceuticals International, Inc.*		355,000	44,772,600
	11.0		119,474,700

Energy
Oil & Gas Exploration & Production	4.2
Apache Corp.		300,000	30,186,000
Range Resources Corp.		175,000	15,216,250
	4.2		45,402,250

Materials
Construction Materials	2.4
Martin Marietta Materials, Inc.		195,000	25,749,750

Industrials
Commercial Services & Supplies	1.2
The ADT Corp.		375,000	13,102,500

Aerospace & Defense	1.1
TransDigm Group, Inc.		70,000	11,708,200
	2.3		24,810,700
Total Common Stocks (Cost $463,449,972)			776,455,650

Cash Equivalents - 28.4%

U.S. Treasury Bills	27.3
0.03% to 0.07%, 7/10/14 to 11/06/14(a)		295,000,000	294,986,955

Money Market Funds	1.1
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		12,099,487	12,099,487
Total Cash Equivalents (Cost $307,077,094)			307,086,442
Total Investments in Securities (Cost $770,527,066)			1,083,542,092
Other Liabilities in Excess of Other Assets	(0.1)		(1,303,862)
Net Assets	100.0		1,082,238,230
Net Asset Value Per Share			33.70

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2014.

The accompanying notes form an integral part of these Schedule of Investments

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
June 30, 2014

Common Stocks - 81.6%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	8.7
DIRECTV*		700,000	59,507,000
Liberty Global plc - Series C* (c)		1,200,000	50,772,000

Broadcasting	6.9
Liberty Media Corp. - Series A* (c)		540,000	73,807,200
Cumulus Media, Inc. - CL A*		2,100,000	13,839,000

Internet & Catalog Retail	5.2
Liberty Interactive Corp. - Series A* (c)		1,325,000	38,902,000
Liberty Ventures - Series A* (c)		360,000	26,568,000

Textiles, Apparel & Luxury Goods	3.1
Iconix Brand Group, Inc.*		900,000	38,646,000

Movies & Entertainment	2.7
Live Nation Entertainment, Inc.*		1,360,000	33,578,400

Hotels, Restaurants & Leisure	1.9
Interval Leisure Group, Inc.		1,102,430	24,187,314

Advertising	1.5
National CineMedia, Inc.		1,100,000	19,261,000
	30.0		379,067,914

Health Care
Pharmaceuticals	8.4
Valeant Pharmaceuticals International, Inc.* (c)		600,000	75,672,000
Endo International plc*		440,000	30,808,800

Health Care Services	5.5
Laboratory Corp. of America Holdings* (c)		380,000	38,912,000
Express Scripts Holding Co.* (c)		430,000	29,811,900
	13.9		175,204,700

Financials
Diversified Financial Services	5.5
Berkshire Hathaway, Inc. - CL B* (c)		550,000	69,608,000

Diversified Banks	3.7
Wells Fargo & Co.(c)		900,000	47,304,000

Mortgage REITs	3.1
Redwood Trust, Inc.(c)		2,000,000	38,940,000
	12.3		155,852,000

Information Technology
Software	3.4
Oracle Corp.(c)		650,000	26,344,500
Microsoft Corp.(c)		400,000	16,680,000

Semiconductors & Semiconductor Equipment	2.8
Texas Instruments, Inc.(c)		750,000	35,842,500

Internet Software & Services	1.9
XO Group, Inc.*		730,000	8,920,600
Google, Inc. - CL C*		15,000	8,629,200
Google, Inc. - CL A*		10,000	5,846,700

IT Services	0.7
CACI International, Inc. - CL A* (c)		130,000	9,127,300
	8.8		111,390,800

	% of Net
Industrials	Assets	Shares	$ Value
Aerospace & Defense	3.2
TransDigm Group, Inc.(c)		240,000	40,142,400

Commercial Services & Supplies	2.4
The ADT Corp.		850,000	29,699,000

Transportation Infrastructure	1.4
Wesco Aircraft Holdings, Inc.*		900,000	17,964,000

Machinery	0.2
Intelligent Systems Corp. * # †		2,270,000	3,109,900
	7.2		90,915,300

Energy
Oil & Gas Exploration & Production	4.0
Apache Corp.(c)		300,000	30,186,000
Range Resources Corp.(c)		240,000	20,868,000

Oil & Gas Refining & Marketing	0.5
World Fuel Services Corp.		130,000	6,399,900
	4.5		57,453,900

Consumer Staples
Personal Products	2.5
Avon Products, Inc.(c)		2,200,000	32,142,000

Materials
Construction Materials	2.4
Martin Marietta Materials, Inc.(c)		230,000	30,371,500
Total Common Stocks (Cost $664,334,296)			1,032,398,114

Exchange Traded Funds - 1.8%

ProShares Short 20+ Year Treasury Fund*	1.8
(Cost $24,700,429)		800,000	23,040,000

	Expiration	Shares
Put Options - 0.1%	date /	subject
	Strike price	to option
NASDAQ 100 Index	Aug. 2014 / $3,775	10,000	354,400
S&P 500 Index	Sept. 2014 / $1,950	20,000	770,000
Total Put Options (premiums paid $1,760,640)	0.1		1,124,400

The accompanying notes form an integral part of these Schedule of Investments

Cash Equivalents - 16.7%
		Shares	$ Value
U.S. Treasury Bills	15.8
0.01% to 0.03%, 7/10/14 to 9/25/14(a)		200,000,000	199,994,730

Money Market Funds	0.9
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		11,698,598	11,698,598
Total Cash Equivalents (Cost $211,691,170)			211,693,328
Total Investments in Securities (Cost $902,486,535)			1,268,255,842
Due From Broker(c)	11.7		147,704,563
Securities Sold Short	(11.4)		(144,784,000)
Options Written	(0.2)		(1,931,500)
Other Liabilities in Excess of Other Assets	(0.3)		(4,278,052)
Net Assets	100.0		1,264,966,853
Net Asset Value Per Share - Institutional Class			16.68
Net Asset Value Per Share - Investor Class			16.54

Securities Sold Short - (11.4%)

Ishares Russell 2000 Fund		520,000	(61,781,200)
Ishares Russell Midcap Fund		330,000	(53,644,800)
SPDR S&P 500 ETF Trust		150,000	(29,358,000)
Total Securities Sold Short (proceeds $107,947,062)			(144,784,000)

	Expiration	Shares
Options Written - (0.2%)	date /	subject
	Strike price	to option	$ Value
Uncovered Call Options
Nasdaq 100 Index	Aug. 2014 / $3,775	10,000	(1,111,500)
S&P 500 Index	Sept. 2014 / $1,950	20,000	(820,000)
Total Options Written (premiums received $1,716,090)			(1,931,500)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2014.
(c) Fully or partially pledged as collateral on securities sold short and outstanding written options.

The accompanying notes form an integral part of these Schedule of Investments

RESEARCH FUND

Schedule of Investments
June 30, 2014

Common Stocks - 87.2%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Internet & Catalog Retail	5.3
Liberty Interactive Corp. - Series A*		43,050	1,263,948

Cable & Satellite	5.2
DIRECTV*		8,270	703,033
Liberty Global plc - Series C*		12,730	538,606

Broadcasting	4.8
Liberty Media Corp. - Series A*		8,350	1,141,278

Advertising	2.1
Omnicom Group, Inc.		6,890	490,706

Hotels, Restaurants & Leisure	2.0
Interval Leisure Group, Inc.		21,767	477,568

Auto Components	1.9
Allison Transmission Holdings, Inc.		15,000	466,500

Movies & Entertainment	1.7
The Walt Disney Co.		4,800	411,552

Multiline Retail	1.5
Target Corp.		6,000	347,700
	24.5		5,840,891

Information Technology
Internet Software & Services	8.5
XO Group, Inc.*		98,550	1,204,281
Angie's List, Inc.*		40,000	477,600
Google, Inc. - CL A*		300	175,401
Google, Inc. - CL C*		300	172,584

Software	7.6
Microsoft Corp.		24,779	1,033,284
Oracle Corp.		11,000	445,830
ACI Worldwide, Inc.*		6,000	334,980

Technology Hardware, Storage & Peripherals	3.4
Hewlett-Packard Co.		12,000	404,160
Apple Inc.		4,200	390,306

IT Services	2.4
CACI International, Inc. - CL A*		4,400	308,924
Accenture plc - CL A		3,300	266,772
	21.9		5,214,122

Health Care
Health Care Services	9.0
Catamaran Corp.*		27,825	1,228,752
Express Scripts Holding Co.*		13,104	908,500

Pharmaceuticals	3.8
Valeant Pharmaceuticals International, Inc.*		7,195	907,433
	12.8		3,044,685

Industrials
Commercial Services & Supplies	8.1
The ADT Corp.		55,317	1,932,776

Professional Services	3.1
FTI Consulting, Inc.*		19,485	736,923

	% of Net
Industrials (cont.)	Assets	Shares	$ Value
Aerospace & Defense	1.6
TransDigm Group, Inc.		2,241	374,830
	12.8		3,044,529

Financials
Diversified Financial Services	4.1
Berkshire Hathaway, Inc. - CL B*		7,680	971,981

Insurance Brokers	2.9
Brown & Brown, Inc.		22,612	694,415
	7.0		1,666,396

Energy
Oil & Gas Exploration & Production	3.2
Apache Corp.		7,468	751,430

Oil & Gas Refining & Marketing	2.0
World Fuel Services Corp.		10,000	492,300
	5.2		1,243,730

Consumer Staples
Personal Products	3.0
Avon Products, Inc.		49,000	715,890
Total Common Stocks (Cost $16,703,708)			20,770,243

Cash Equivalents - 12.3%

Money Market Funds	12.3
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(a)		2,930,271	2,930,271
Total Cash Equivalents (Cost $2,930,271)			2,930,271
Total Investments in Securities (Cost $19,633,979)			23,700,514
Other Assets Less Other Liabilities	0.5		116,884
Net Assets	100.0		23,817,398
Net Asset Value Per Share			12.07

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2014.

The accompanying notes form an integral part of these Schedule of Investments

HICKORY FUND

Schedule of Investments
June 30, 2014

Common Stocks - 76.1%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Internet & Catalog Retail	5.3
Liberty Interactive Corp. - Series A*		625,000	18,350,000
Liberty Ventures - Series A*		110,000	8,118,000

Broadcasting	4.7
Liberty Media Corp. - Series A*		110,000	15,034,800
Cumulus Media, Inc. - CL A*		1,200,000	7,908,000

Textiles, Apparel & Luxury Goods	4.4
Iconix Brand Group, Inc.*		500,000	21,470,000

Movies & Entertainment	3.8
Live Nation Entertainment, Inc.*		760,000	18,764,400

Hotels, Restaurants & Leisure	3.3
Interval Leisure Group, Inc.		750,000	16,455,000

Advertising	3.2
National CineMedia, Inc.		900,000	15,759,000

Cable & Satellite	3.1
Liberty Global plc - Series C*		360,000	15,231,600

Diversified Consumer Services	1.3
Ascent Capital Group, Inc. - CL A*		100,000	6,601,000

Transportation Infrastrucure	1.3
Wesco Aircraft Holdings, Inc.*		325,000	6,487,000
	30.4		150,178,800

Information Technology
IT Services	4.4
CACI International, Inc. - CL A*		180,000	12,637,800
Sapient Corp.*		550,000	8,937,500

Internet Software & Services	3.1
XO Group, Inc.*		925,000	11,303,500
Angie's List, Inc.*		315,000	3,761,100

Software	1.9
ACI Worldwide, Inc.*		170,000	9,491,100

Electronic Equipment, Instruments & Components	1.4
FLIR Systems, Inc.		200,000	6,946,000
	10.8		53,077,000

Industrials
Commercial Services & Supplies	4.3
The ADT Corp.		600,000	20,964,000

Aerospace & Defense	4.1
TransDigm Group, Inc.		120,000	20,071,200
	8.4		41,035,200

Health Care
Health Care Services	5.4
Laboratory Corp. of America Holdings*		210,000	21,504,000
Catamaran Corp.*		115,000	5,078,400

		$ Principal
	% of Net	Amount
Health Care (cont.)	Assets	or Shares	$ Value
Pharmaceuticals	2.7
Endo International plc*		130,000	9,102,600
Prestige Brands Holdings, Inc.*		125,000	4,236,250
	8.1		39,921,250

Financials
Insurance Brokers	4.5
Brown & Brown, Inc.		550,000	16,890,500
Willis Group Holdings Ltd.		125,000	5,412,500

Mortgage REITs	3.6
Redwood Trust, Inc.		900,000	17,523,000
	8.1		39,826,000

Materials
Construction Materials	3.8
Martin Marietta Materials, Inc.		140,000	18,487,000

Energy
Oil & Gas Refining & Marketing	3.6
World Fuel Services Corp.		360,000	17,722,800

Consumer Staples
Personal Products	2.1
Avon Products, Inc.		700,000	10,227,000

Telecommunication Services
Diversified Telecommunication Services	0.8
LICT Corp.* #		1,005	4,221,000
Total Common Stocks (Cost $244,253,232)			374,696,050

Cash Equivalents - 24.3%

U.S. Treasury Bills	22.3
0.03% to 0.07%, 7/10/14 to 10/23/14(a)		110,000,000	109,996,470

Money Market Funds	2.0
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		9,697,242	9,697,242
Total Cash Equivalents (Cost $119,691,184)			119,693,712
Total Investments in Securities (Cost $363,944,416)			494,389,762
Other Liabilities in Excess of Other Assets	(0.4)		(1,841,336)
Net Assets	100.0		492,548,426
Net Asset Value Per Share			57.74

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2014.

The accompanying notes form an integral part of these Schedule of Investments

BALANCED FUND

Schedule of Investments
June 30, 2014

Common Stocks - 44.8%

	% of Net
Information Technology	Assets	Shares	$ Value
Software	3.2
Oracle Corp.		60,000	2,431,800
Microsoft Corp.		40,000	1,668,000

IT Services	2.8
Fidelity National Information Services, Inc.		35,000	1,915,900
Accenture plc - CL A		20,000	1,616,800

Semiconductors & Semiconductor Equipment	1.7
Texas Instruments, Inc.		45,000	2,150,550

Electronic Equipment, Instruments & Components	1.5
FLIR Systems, Inc.		55,000	1,910,150

Internet Software & Services	1.3
Google, Inc. - CL C*		3,000	1,725,840
	10.5		13,419,040

Financials
Insurance Brokers	3.6
Brown & Brown, Inc.		85,000	2,610,350
Aon plc - CL A		22,500	2,027,025

Diversified Financial Services	2.5
Berkshire Hathaway, Inc. - CL B*		25,000	3,164,000

Mortgage REITs	2.1
Redwood Trust, Inc.		140,000	2,725,800

Diversified Banks	1.0
Wells Fargo & Co.		25,000	1,314,000
	9.2		11,841,175

Health Care
Health Care Services	5.4
Express Scripts Holding Co.*		40,000	2,773,200
Laboratory Corp. of America Holdings*		25,000	2,560,000
Catamaran Corp.*		35,000	1,545,600

Pharmaceuticals	1.8
Valeant Pharmaceuticals International, Inc.*		18,000	2,270,160
	7.2		9,148,960

Consumer Discretionary
Advertising	2.8
National CineMedia, Inc.		110,000	1,926,100
Omnicom Group, Inc.		22,500	1,602,450

Internet & Catalog Retail	2.3
Liberty Interactive Corp. - Series A*		100,000	2,936,000

Movies & Entertainment	2.0
The Walt Disney Co.		30,000	2,572,200
	7.1		9,036,750

		$ Principal
	% of Net	Amount
Energy	Assets	or Shares	$ Value
Oil & Gas Exploration & Production	4.3
Apache Corp.		20,000	2,012,400
Range Resources Corp.		22,000	1,912,900
Pioneer Natural Resources Co.		7,000	1,608,670
	4.3		5,533,970

Consumer Staples
Beverages	2.8
Diageo plc - Sponsored ADR		16,000	2,036,320
Anheuser-Busch InBev SA/NV - Sponsored ADR		13,000	1,494,220
	2.8		3,530,540

Materials
Construction Materials	2.3
Martin Marietta Materials, Inc.		22,000	2,905,100

Industrials
Air Freight & Logistics	1.4
United Parcel Service, Inc. - CL B		18,000	1,847,880
Total Common Stocks (Cost $37,845,108)			57,263,415

Corporate Bonds - 7.5%

American Express Credit Corp. 1.75% 6/12/15		500,000	506,460

Berkshire Hathaway Finance Corp.
0.95% 8/15/16		1,000,000	1,005,893
2.0% 8/15/18		500,000	509,250

Comcast Corp.
6.5% 1/15/15		300,000	309,745
4.95% 6/15/16		193,000	208,784

Markel Corp. 7.125% 9/30/19		500,000	602,837

Range Resources Corp. 6.75% 8/01/20		725,000	783,000

U.S. Bancorp 2.2% 11/15/16		750,000	773,892

U.S. Bank, N.A.
4.95% 10/30/14		500,000	507,666
3.778% 4/29/20		1,500,000	1,535,604

Verizon Communications, Inc. 2.5% 9/15/16		1,250,000	1,289,120

Wells Fargo & Co. 1.25% 2/13/15		750,000	754,494

Wells Fargo Bank, N.A.
0.60285% 11/03/14 (Wachovia Bank) Floating Rate		550,000	550,451
0.43535% 5/16/16 Floating Rate		250,000	249,535
Total Corporate Bonds (Cost $9,443,027)	7.5		9,586,731

The accompanying notes form an integral part of these Schedule of Investments

Mortgage-Backed Securities - 3.6%(c)
	% of Net	$ Principal
Federal Home Loan Mortgage Corporation	Assets	Amount	$ Value
Collateralized Mortgage Obligations	0.2
3649 CL BW — 4.0% 2025 (3.1 years)		222,821	240,094

Pass-Through Securities	0.8
J14649 — 3.5% 2026 (3.6 years)		274,575	290,609
E02948 — 3.5% 2026 (3.6 years)		463,795	490,927
J16663 — 3.5% 2026 (3.7 years)		275,966	292,082
	1.0		1,313,712

Federal National Mortgage Association
Collateralized Mortgage Obligations	0.2
2002-91 CL QG — 5.0% 2018 (1.4 years)		135,690	142,882
2003-9 CL DB — 5.0% 2018 (1.4 years)		142,003	149,808

Pass-Through Securities	1.8
MA0464 — 3.5% 2020 (2.1 years)		348,520	369,917
995755 — 4.5% 2024 (2.9 years)		55,305	59,249
AR8198 — 2.5% 2023 (3.2 years)		416,204	430,172
MA1502 — 2.5% 2023 (3.3 years)		345,851	357,382
AB1769 — 3.0% 2025 (3.8 years)		243,633	253,464
AB3902 — 3.0% 2026 (4.0 years)		412,321	428,959
AK3264 — 3.0% 2027 (4.1 years)		317,315	330,120
	2.0		2,521,953

Government National Mortgage Association
Pass-Through Securities	0.4
5255 — 3.0% 2026 (4.2 years)		447,071	467,948

Non-Government Agency
Collateralized Mortgage Obligations	0.2
Sequoia Mortgage Trust (SEMT) 2011-1
CL A1 — 4.125% 2041 (0.1 years)		36,709	37,429
Sequoia Mortgage Trust (SEMT) 2010-H1
CL A1 — 3.75% 2040 (0.8 years)		70,001	69,004
Sequoia Mortgage Trust (SEMT) 2012-1
CL 1A1 — 2.865% 2042 (1.8 years)		171,742	173,650
			280,083
Total Mortgage-Backed Securities (Cost $4,447,320)			4,583,696

Commercial Mortgage-Backed Securities - 0.6%(c)

Oaktree Real Estate Investments/Sabal
(ORES) 2014-LV3 CL A — 3.0% 2024 (0.7 years)(d)		475,761	475,939
Redwood Commercial Mortgage Corp.
(RCMC) 2012-CRE1 CL A — 5.62346% 2044
(1.3 years)(d)		337,009	347,535
Total Commercial Mortgage-Backed Securities	0.6
(Cost $812,770)			823,474

Asset-Backed Securities - 0.4%(c)

Cabela's Master Credit Card Trust (CABMT)	0.4
2011-2A CL A2 — 0.75175% 2019 Floating Rate
(1.9 years)(d)
(Cost $500,000)		500,000	503,391

U.S. Treasury Notes - 13.7%		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
U.S. Treasury Notes	13.7
0.25% 10/31/14		2,000,000	2,001,172
0.375% 11/15/14		2,000,000	2,002,344
0.25% 12/15/14		2,000,000	2,001,680
0.375% 3/15/15		3,000,000	3,006,270
0.375% 2/15/16		2,500,000	2,503,175
1.0% 9/30/16		2,000,000	2,019,688
0.875% 2/28/17		2,000,000	2,007,656
0.625% 8/31/17		2,000,000	1,978,360
Total U.S. Treasury Notes (Cost $17,491,485)			17,520,345

Cash Equivalents - 29.6%

U.S. Treasury Bills	28.9
0.03% to 0.07%, 7/10/14 to 10/23/14(a)		37,000,000	36,998,610

Money Market Funds	0.7
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		869,006	869,006
Total Cash Equivalents (Cost $37,866,757)			37,867,616
Total Investments in Securities (Cost $108,406,467)			128,148,668
Other Liabilities in Excess of Other Assets	(0.2)		(249,070)
Net Assets	100.0		127,899,598
Net Asset Value Per Share			14.16

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2014.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

The accompanying notes form an integral part of these Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments
June 30, 2014

Corporate Bonds - 34.2%

	% of Net	$ Principal
	Assets	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)		250,000	263,750

ADT Corp. 2.25% 7/15/17		5,000,000	4,946,875

American Express Co.
FSB Bank 6.0% 9/13/17		2,500,000	2,859,115
8.125% 5/20/19		1,000,000	1,272,098

Anheuser-Busch InBev SA/NV 4.125% 1/15/15		6,000,000	6,120,954

Aon plc 3.5% 9/30/15		5,000,000	5,173,160

AutoZone, Inc. 5.75% 1/15/15		1,250,000	1,285,258

Bank of America Corp. 4.5% 4/01/15		10,000,000	10,300,200

Berkshire Hathaway Finance Corp.
4.85% 1/15/15		1,500,000	1,537,365
0.95% 8/15/16		4,000,000	4,023,572
1.6% 5/15/17		10,000,000	10,164,390
5.4% 5/15/18		5,000,000	5,723,715
2.0% 8/15/18		2,500,000	2,546,250
2.9% 10/15/20		3,000,000	3,094,125
4.25% 1/15/21		1,000,000	1,102,908

Boardwalk Pipelines LLC 5.75% 9/15/19		5,298,000	5,837,792

Boston Properties LP
5.625% 4/15/15		10,635,000	11,052,924
5.875% 10/15/19		8,250,000	9,645,017

Comcast Corp.
6.5% 1/15/15		2,081,000	2,148,599
4.95% 6/15/16		8,590,000	9,292,525
5.15% 3/01/20		3,000,000	3,442,134

DCP Midstream Operating, LP 2.5% 12/01/17		2,000,000	2,059,068

Diageo Capital plc 4.85% 5/15/18		3,941,000	4,356,405

Expedia, Inc. 7.456% 8/15/18		13,000,000	15,431,065

FiServ, Inc. 3.125% 10/01/15		1,000,000	1,029,048

Flir Systems, Inc. 3.75% 9/01/16		10,000,000	10,538,680

Ford Motor Credit Co. LLC 4.207% 4/15/16		10,000,000	10,558,600

General Electric Capital Corp.
2.375% 6/30/15		10,000,000	10,209,500
1.0% 9/23/15 Floating Rate		11,992,000	12,085,705
2.25% 11/09/15		6,181,000	6,324,566

Goldman Sachs Group, Inc. 5.95% 1/18/18		4,000,000	4,547,880

JP Morgan Chase & Co.
2.6% 1/15/16		15,000,000	15,416,145
0.61695% 11/21/16 (Bear Stearns) Floating Rate		15,000,000	14,994,780
6.3% 4/23/19		2,500,000	2,958,930

JP Morgan Chase Bank, N.A. 6.0% 7/05/17		5,000,000	5,672,000

	% of Net	$ Principal
	Assets	Amount	$ Value
Laboratory Corp. of America Holdings 3.125% 5/15/16		1,250,000	1,302,518

Marathon Petroleum Corp. 3.5% 3/01/16		1,000,000	1,044,710

Markel Corp.
7.125% 9/30/19		5,776,000	6,963,973
5.35% 6/01/21		10,000,000	11,250,060
4.9% 7/01/22		2,000,000	2,195,100

Mead Johnson Nutrition Co. 3.5% 11/01/14		2,000,000	2,020,022

MetLife, Inc. 5.125% 8/15/14 (Travelers Life & Annuity)(c)		8,000,000	8,043,288

MetLife Global Funding I
2.0% 1/09/15(c)		10,000,000	10,082,480
3.125% 1/11/16(c)		2,000,000	2,075,008
1.3% 4/10/17(c)		1,000,000	1,002,985
1.875% 6/22/18(c)		1,000,000	1,003,830

Mohawk Industries, Inc. 6.125% 1/15/16		25,905,000	27,977,400

Omnicom Group, Inc.
5.9% 4/15/16		7,000,000	7,603,036
6.25% 7/15/19		6,181,000	7,305,157

Outerwall, Inc. 6.0% 3/15/19		200,000	208,500

Penske Truck Leasing
2.5% 3/15/16(c)		9,945,000	10,226,981
3.75% 5/11/17(c)		5,000,000	5,316,430

Petrohawk Energy Corp. 7.25% 8/15/18		5,675,000	5,944,562

QVC, Inc. 7.5% 10/01/19(c)		4,000,000	4,204,536

Range Resources Corp. 6.75% 8/01/20		11,422,000	12,335,760

Republic Services, Inc. (Allied Waste) 3.8% 5/15/18		5,000,000	5,361,480

Safeway, Inc. 3.4% 12/01/16		5,000,000	5,264,655

SemGroup Holdings, LP 7.5% 6/15/21		1,000,000	1,100,000

Shale-Inland Holdings, LLC 8.75% 11/15/19(c)		2,000,000	2,110,000

Texas Industries, Inc. 9.25% 8/15/20		300,000	341,250

Time Warner, Inc. 3.15% 7/15/15		500,000	513,921

U.S. Bancorp 2.2% 11/15/16		4,250,000	4,385,388

U.S. Bank, N.A.
4.95% 10/30/14		4,500,000	4,568,989
3.778% 4/29/20		17,554,000	17,970,662

Verizon Communications, Inc.
2.5% 9/15/16		750,000	773,472
1.35% 6/09/17		1,000,000	1,000,383
3.65% 9/14/18		2,000,000	2,141,050

The accompanying notes form an integral part of these Schedule of Investments

Corporate Bonds (cont.) - 34.2%

	% of Net	$ Principal
	Assets	Amount	$ Value
Vornado Realty LP
4.25% 4/1/15		14,315,000	14,560,989
2.5% 6/30/19		7,000,000	7,019,292

Vulcan Materials Co.
6.5% 12/01/16		737,000	820,373
6.4% 11/30/17		8,000,000	9,040,000

Washington Post Co. 7.25% 2/01/19		8,500,000	10,017,233

Wells Fargo & Co.
4.8% 11/01/14 (Wachovia Bank)		10,000,000	10,154,120
1.25% 2/13/15		27,339,000	27,502,815
0.5006% 6/15/17 (Wachovia Bank) Floating Rate		5,000,000	4,996,800

Wells Fargo Bank, N.A.
0.60285% 11/03/14 (Wachovia Bank) Floating Rate		21,585,000	21,602,700
4.875% 2/01/15 (Wachovia Bank)		6,070,000	6,228,403

Willis North America, Inc. 6.2% 3/28/17		14,477,000	15,926,177

WM Wrigley Jr. Co. 1.4% 10/21/16(c)		500,000	503,747

Yum! Brands, Inc. 4.25% 9/15/15		1,000,000	1,043,554
Total Corporate Bonds (Cost $500,393,260)	34.2		521,068,887

Convertible Bonds - 1.2%

Redwood Trust, Inc. 4.625% 4/15/18	1.2
(Cost $17,000,000)		17,000,000	17,563,125

Mortgage-Backed Securities - 29.3%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations	3.3
2778 CL JD — 5.0% 2032 (0.2 years)		258,229	259,948
3229 CL HB — 5.0% 2025 (0.3 years)		114,598	115,678
2934 CL KE — 5.0% 2033 (0.3 years)		520,232	522,876
2937 CL JG — 5.0% 2033 (0.3 years)		758,698	762,821
2864 CL PE — 5.0% 2033 (0.4 years)		2,632,582	2,653,238
3556 CL MA — 5.0% 2037 (0.4 years)		231,394	233,325
2760 CL PD — 5.0% 2032 (0.4 years)		1,014,983	1,025,981
2937 CL HJ — 5.0% 2019 (0.5 years)		283,252	287,800
3840 CL KA — 5.0% 2029 (0.5 years)		1,399,829	1,416,332
2780 CL TE — 5.0% 2033 (0.5 years)		1,604,609	1,625,725
3562 CL KA — 4.0% 2022 (0.6 years)		959,273	976,183
2574 CL JM — 5.0% 2022 (0.7 years)		135,992	139,220
3170 CL EA — 4.5% 2020 (0.8 years)		465,090	477,958
3544 CL KA — 4.5% 2023 (0.8 years)		611,378	627,961
3815 CL AD — 4.0% 2025 (1.8 years)		1,142,408	1,204,810
3844 CL AG — 4.0% 2025 (2.0 years)		3,554,874	3,761,995
4281 CL AG — 2.5% 2028 (3.0 years)		4,340,059	4,453,063
2952 CL PA — 5.0% 2035 (3.0 years)		1,629,709	1,763,873
3649 CL BW — 4.0% 2025 (3.1 years)		5,726,511	6,170,405
3003 CL LD — 5.0% 2034 (3.1 years)		4,137,969	4,462,390
3620 CL PA — 4.5% 2039 (3.2 years)		3,991,079	4,232,874
3842 CL PH — 4.0% 2041 (3.6 years)		3,486,094	3,741,503
4107 CL LA — 2.5% 2031 (10.7 years)		6,957,741	6,333,739
4107 CL LW — 1.75% 2027 (11.0 years)		3,920,619	3,401,492

Pass-Through Securities	6.5
EO1386 — 5.0% 2018 (1.5 years)		51,765	54,957
G18190 — 5.5% 2022 (2.6 years)		71,500	78,384
G13300 — 4.5% 2023 (2.7 years)		443,217	477,233
G18296 — 4.5% 2024 (2.8 years)		1,062,920	1,145,838

	% of Net	$ Principal
	Assets	Amount	$ Value
G18306 — 4.5% 2024 (2.8 years)		2,235,294	2,410,144
G13517 — 4.0% 2024 (3.1 years)		1,575,582	1,676,190
G18308 — 4.0% 2024 (3.1 years)		2,222,868	2,365,993
J13949 — 3.5% 2025 (3.5 years)		9,044,950	9,601,560
J14649 — 3.5% 2026 (3.6 years)		7,570,429	8,012,516
E02948 — 3.5% 2026 (3.6 years)		18,088,045	19,146,213
J16663 — 3.5% 2026 (3.7 years)		16,571,111	17,538,805
G01818 — 5.0% 2035 (3.7 years)		4,609,827	5,113,583
E02804 — 3.0% 2025 (3.8 years)		5,899,524	6,132,228
E03033 — 3.0% 2027 (4.1 years)		8,612,917	8,941,082
E03048 — 3.0% 2027 (4.1 years)		16,242,120	16,860,969

Structured Agency Credit Risk Debt Notes	0.3
2013-DN1 CL M1 — 3.552% 2023 Floating Rate (1.9 years)		4,995,948	5,275,086

Interest Only Securities	0.1
3974 CL AI — 3.0% 2021 (2.1 years)		12,382,150	694,151
	10.2		156,176,122

Federal National Mortgage Association
Collateralized Mortgage Obligations	0.7
2009-52 CL DC — 4.5% 2023 (0.0 years)		4,484	4,484
2007-42 CL YA — 5.5% 2036 (0.0 years)		360	360
2004-78 CL AB — 5.0% 2032 (0.4 years)		905,119	913,278
2009-44 CL A — 4.5% 2023 (0.9 years)		304,412	313,392
2003-86 CL KT — 4.5% 2018 (1.0 years)		286,551	296,267
2003-9 CL DB — 5.0% 2018 (1.4 years)		284,006	299,616
2011-19 CL KA — 4.0% 2025 (1.7 years)		3,570,174	3,754,794
2010-145 CL PA — 4.0% 2024 (2.5 years)		2,204,331	2,331,890
2010-54 CL WA — 3.75% 2025 (2.7 years)		2,978,038	3,158,238

Pass-Through Securities	10.5
256982 — 6.0% 2017 (1.3 years)		161,348	172,084
357414 — 4.0% 2018 (1.6 years)		611,790	650,413
251787 — 6.5% 2018 (1.6 years)		6,610	7,456
254907 — 5.0% 2018 (1.6 years)		193,980	205,886
357985 — 4.5% 2020 (2.1 years)		202,209	215,089
MA0464 — 3.5% 2020 (2.1 years)		5,495,895	5,833,315
888595 — 5.0% 2022 (2.3 years)		423,510	457,495
888439 — 5.5% 2022 (2.5 years)		378,647	413,335
AD0629 — 5.0% 2024 (2.5 years)		1,450,366	1,568,931
AL0471 — 5.5% 2025 (2.5 years)		7,600,960	8,295,577
995960 — 5.0% 2023 (2.5 years)		1,261,538	1,364,778
995693 — 4.5% 2024 (2.7 years)		2,168,544	2,312,951
AE0031 — 5.0% 2025 (2.7 years)		2,068,276	2,253,071
995692 — 4.5% 2024 (2.8 years)		1,841,724	1,963,308
930667 — 4.5% 2024 (2.9 years)		1,711,982	1,835,558
995755 — 4.5% 2024 (2.9 years)		2,709,930	2,903,182
890112 — 4.0% 2024 (3.0 years)		1,485,452	1,588,838
MA0043 — 4.0% 2024 (3.0 years)		1,270,946	1,359,349
AA5510 — 4.0% 2024 (3.0 years)		653,962	699,014
AA4315 — 4.0% 2024 (3.0 years)		2,912,545	3,114,683
931739 — 4.0% 2024 (3.1 years)		731,467	782,409
AR8198 — 2.5% 2023 (3.2 years)		12,192,758	12,601,957
AD7073 — 4.0% 2025 (3.2 years)		2,349,812	2,517,598
MA1502 — 2.5% 2023 (3.3 years)		10,029,668	10,364,092
555531 — 5.5% 2033 (3.3 years)		7,791,632	8,806,144
995112 — 5.5% 2036 (3.4 years)		3,472,768	3,904,855
725232 — 5.0% 2034 (3.5 years)		670,727	748,766
AH3429 — 3.5% 2026 (3.6 years)		31,299,239	33,273,670
AB1769 — 3.0% 2025 (3.8 years)		5,603,549	5,829,668
AB2251 — 3.0% 2026 (3.9 years)		6,092,863	6,338,727
AB3902 — 3.0% 2026 (4.0 years)		4,211,956	4,381,920
MA0587 — 4.0% 2030 (4.1 years)		10,801,079	11,622,945
AK3264 — 3.0% 2027 (4.1 years)		10,344,481	10,761,910
AB4482 — 3.0% 2027 (4.2 years)		9,537,431	9,922,293
	11.2		170,143,586

The accompanying notes form an integral part of these Schedule of Investments

Mortgage-Backed Securities (cont.) - 29.3%(b)

	% of Net	$ Principal
Government National Mortgage Association	Assets	Amount	$ Value
Interest Only Securities	0.1
2012-61 CL BI — 4.5% 2038 (1.2 years)		2,487,992	135,734
2009-31 CL PI — 4.5% 2037 (1.6 years)		4,333,506	287,320
2010-66 CL IO — 1.03456% 2052 Floating Rate (5.2 years)		40,699,067	1,697,477

Pass-Through Securities	1.4
G2 5255 — 3.0% 2026 (4.2 years)		20,245,915	21,191,365
	1.5		23,311,896

Non-Government Agency
Collateralized Mortgage Obligations	6.4
Stanwich Mortgage Loan Co. (STWH)
2012-NPL5 CL A — 2.9814% 2042 (0.0 years)(c)		20,324	20,324

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)		87,523	88,724

Sequoia Mortgage Trust (SEMT)
2011-1 CL A1 — 4.125% 2041 (0.1 years)		1,012,119	1,031,959

Vericrest Opportunity Loan Trust (VOLT)
2013-NPL1 CL A — 4.25% 2058 (0.2 years)(c)		8,459,402	8,506,987

Stanwich Mortgage Loan Co. (STWH)
2012-NPL4 CL A — 2.9814% 2042 (0.2 years)(c)		686,139	687,120

Stanwich Mortgage Loan Co. (STWH)
2013-NPL1 CL A — 2.9814% 2043 (0.4 years)(c)		3,614,443	3,614,443

Bayview Opportunity Master Fund IIa Trust (BOMFT)
2013-2RPL CL A — 3.721% 2018 (0.7 years)(c)		1,082,804	1,087,546

Sequoia Mortgage Trust (SEMT)
2010-H1 CL A1 — 3.75% 2040 (0.8 years)		946,390	932,912

Oak Hill Advisors Residential Loan Trust (OHART)
2014-NPL1 CL A — 2.8828% 2054 (1.4 years)(c)		8,000,000	8,020,080

Vericrest Opportunity Loan Trust (VOLT)
2014-NPL4 CL A1 — 3.125% 2054 (1.4 years)(c)		8,000,000	8,005,040

Bayview Opportunity Master Fund IIIa Trust (BOMFT)
2014-18NPL CL A — 3.2282% 2034 (1.5 years)(c)		10,000,000	10,000,000

Selene Non-Performing Loans LLC (SNPL)
2014-1A CL A — 2.9814% 2054 (1.5 years)(c)		2,000,000	2,005,100

Stanwich Mortgage Loan Co. (STWH)
2013-NPL2 CL A — 3.2282% 2059 (1.6 years)(c)		6,477,998	6,491,991

Sequoia Mortgage Trust (SEMT)
2012-1 CL 1A1 — 2.865% 2042 (1.8 years)		5,323,989	5,383,165

Sequoia Mortgage Trust (SEMT)
2012-2 CL A2 — 3.5% 2042 (2.2 years)		4,090,534	4,182,121

Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.3 years)(c)		5,976,693	6,260,141

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (3.7 years)(c)		9,000,000	9,354,375

Sequoia Mortgage Trust (SEMT)
2012-4 CL A1 — 3.5% 2042 (7.6 years)		8,640,568	8,615,078

	% of Net	$ Principal
	Assets	Amount	$ Value
Sequoia Mortgage Trust (SEMT)
2013-4 CL A3 — 1.55% 2043 (10.4 years)		13,896,195	12,881,884
			97,168,990
Total Mortgage-Backed Securities (Cost $439,117,881)			446,800,594

Commercial Mortgage-Backed Securities - 5.9%(b)

SMA Portfolio (SMAP)
2012-LV1 CL A — 3.5% 2025 (0.1 years)(c)		164,506	164,506

Banc of America Commercial Mortgage Trust (BACM)
2003-2 CL D — 5.501431% 2041 Floating Rate (0.1 years)		8,751,848	8,779,652

GE Commercial Mortgage Corp. Trust (GECMC)
2005-C1 CL A5 — 4.772% 2048 (0.5 years)		15,000,000	15,240,480

Oaktree Real Estate Investments/Sabal (ORES)
2013-LV2 CL A — 3.081% 2025 (0.5 years)(c)		4,669,677	4,670,197

Rialto Capital Management, LLC (RIAL)
2013-LT2 CL A — 2.8331% 2028 (0.5 years)(c)		2,402,244	2,404,711

Oaktree Real Estate Investments/Sabal (ORES)
2014-LV3 CL A — 3.0% 2024 (0.7 years)(c)		24,263,809	24,272,920

TPG Opportunities Partners, L.P. (TOPRE)
2013-LTR1 CL A — 3.47% 2028 (0.9 years)(c)		6,674,171	6,687,202

TPG Opportunities Partners, L.P. (TOPRE)
2013-LTR1 CL B — 4.25% 2028 (1.0 years)(c)		8,008,412	8,028,065

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (1.3 years)(c)		12,086,829	12,464,337

NLY Commercial Mortgage Trust (NLY)
2014-FL1 CL B — 1.90175% 2030 Floating Rate (1.8 years)(c)		6,500,000	6,550,021
Total Commercial Mortgage-Backed Securities	5.9
(Cost $88,961,723)			89,262,091

Asset-Backed Securities - 3.2%(b)

Westlake Automobile Receivables Trust (WLAKE)
2012-1A CL A2 — 1.03% 2016 (0.1 years)(c)		406,693	406,857

Credit Acceptance Auto Loan Trust (CAALT)
2011-1 CL B — 3.96% 2019 (0.2 years)(c)		7,019,200	7,070,844

Santander Drive Auto Receivables Trust (SDART)
2010-3 CL C — 3.06% 2017 (0.4 years)		5,514,758	5,607,489

Americredit Automobile Receivables Trust (AMCAR)
2013-5 CL A2A — 0.65% 2017 (0.6 years)		3,509,118	3,513,367

Prestige Auto Receivables Trust (PART)
2013-1A CL A2 — 1.09% 2018 (0.7 years)(c)		2,596,030	2,601,519

Prestige Auto Receivables Trust (PART)
2014-1A CL A2 — 0.97% 2018 (1.0 years)(c)		4,000,000	4,001,840

Santander Drive Auto Receivables Trust (SDART)
2012-4 CL C — 2.94% 2017 (1.3 years)		8,000,000	8,200,296

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (1.4 years)(c)		3,709,463	3,723,835

The accompanying notes form an integral part of these Schedule of Investments

Asset-Backed Securities (cont.) - 3.2%(b)

	% of Net	$ Principal
	Assets	Amount	$ Value
CPS Auto Receivables Trust (CPS)
2013-A CL A — 1.31% 2020 (1.7 years)(c)		2,947,354	2,951,886

Cabela's Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.75175% 2019 Floating Rate (1.9 years)(c)		4,500,000	4,530,519

Cabela's Master Credit Card Trust (CABMT)
2012-2A CL A2 — 0.63175% 2020 Floating Rate (2.9 years)(c)		6,000,000	6,044,106
Total Asset-Backed Securities (Cost $48,350,715)	3.2		48,652,558

Taxable Municipal Bonds - 0.6%

Los Angeles, California Cmty Dev
6.0% 9/01/14		2,275,000	2,294,747
6.0% 9/01/15		1,220,000	1,292,126

Menomonee Falls, Wisconsin 4.25% 11/01/14		2,000,000	2,006,060

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17		815,000	887,022
4.788% 6/01/18		1,000,000	1,103,080

Iowa State University Revenue 5.8% 7/01/22		1,335,000	1,428,650
Total Taxable Municipal Bonds (Cost $8,654,091)	0.6		9,011,685

U.S. Treasury And Government Agency - 18.7%

U.S. Treasury
U.S. Treasury Notes	17.4
0.25% 8/15/15		30,000,000	30,030,480
0.375% 1/15/16		40,000,000	40,065,640
0.375% 2/15/16		55,000,000	55,069,850
0.875% 11/30/16		20,000,000	20,125,000
0.875% 1/31/17		25,000,000	25,114,250
0.75% 6/30/17		20,000,000	19,921,880
1.375% 6/30/18		25,000,000	25,059,575
1.25% 1/31/19		15,000,000	14,833,005
2.125% 8/31/20		15,000,000	15,157,035
2.0% 11/30/20		20,000,000	19,992,180
			265,368,895

Government Agency
Federal Home Loan Bank	1.3
1.625% 4/28/17		20,000,000	20,225,380
Total U.S. Treasury and Government Agency (Cost $284,637,575)			285,594,275

Common Stocks - 1.6%

Redwood Trust, Inc.		842,000	16,393,740
National CineMedia, Inc.		500,000	8,755,000
Total Common Stocks (Cost $16,394,939)	1.6		25,148,740

Cash Equivalents - 5.7%
		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
U.S. Treasury Bills	3.3
U.S. Treasury Bill 0.03% 7/24/14(a)		50,000,000	49,999,550

Money Market Funds	2.4
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		37,248,173	37,248,173
Total Cash Equivalents (Cost $87,247,374)			87,247,723
Total Investments in Securities (Cost $1,490,757,558)			1,530,349,678
Other Liabilities in Excess of Other Assets	(0.4)		(6,047,667)
Net Assets	100.0		1,524,302,011
Net Asset Value Per Share - Institutional Class			12.55
Net Asset Value Per Share - Investor Class			12.52

(a) Rate presented represents the annualized 7-day yield at June 30, 2014.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

The accompanying notes form an integral part of these Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
June 30, 2014

Municipal Bonds - 96.2%

	% of Net	$ Principal
	Assets	Amount	$ Value
Arizona	1.5
Maricopa County, General Obligation, Peoria Unified
School District No. 11, Series 2006, 5.0% 7/01/24		950,000	1,030,275

Florida	5.2
Greater Orlando, Aviation Authority, Revenue,
Series 2009A, AMT, 6.0%, 10/01/16		1,000,000	1,122,320
JEA, Electric System Revenue, Series Three 2009B
5.0%, 10/01/28		300,000	303,171
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18		1,000,000	1,123,620
Orlando Utilities Commission, Utility System Revenue,
Refunding, Series 2006, 5.0%, 10/01/17		1,000,000	1,102,880
			3,651,991

Illinois	0.4
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital, 5.0%, 8/15/17		245,000	275,120

Iowa	0.9
Cedar Rapids Community School District, Infrastructure
Sales, Services and Use Tax Revenue, Series 2011
4.0%, 7/01/20		600,000	637,968

Nebraska	81.3
Adams County, Hospital Authority #1, Revenue, Mary
Lanning Memorial Hospital Project, Radian Insured
4.25%, 12/15/16		250,000	267,400
4.4%, 12/15/17		250,000	272,902

Bellevue, Development Revenue, Bellevue University
Project, Series 2010A, 2.75%, 12/01/15		1,000,000	1,012,950

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2010, 2.4%, 7/01/17(b)		400,000	406,868
Series 2014, 2.25%, 7/01/22		260,000	260,559

Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17		125,000	127,716
2.75%, 12/15/19		100,000	101,948

Douglas County, Educational Facility Revenue,
Creighton University Project, Refunding, Series 2010A
5.0%, 7/01/16		430,000	461,085
5.6%, 7/01/25		400,000	453,224

Douglas County, Elkhorn Public School District #10,
Series 2010B, 3.0%, 6/15/16		525,000	532,639

Douglas County, General Obligation, Refunding,
Series 2011B, 3.0%, 12/15/19		1,155,000	1,213,662

Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17		205,000	205,303
Quality Living Inc. Project 4.7%, 10/01/17		255,000	255,094

Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28		500,000	530,205
Nebraska Medical Center Project, Series 2003
5.0%, 11/15/14		380,000	386,616
5.0%, 11/15/15		295,000	313,134

% of Net	$ Principal
Assets	Amount	$ Value
Refunding, Children's Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	239,842
5.25%, 8/15/20	1,000,000	1,087,700
5.5%, 8/15/21	1,430,000	1,549,033

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, 5.5%, 11/01/18	385,000	410,814

Douglas County, Zoo Facility Revenue, Refunding,
Omaha's Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	614,442
4.75%, 9/01/17	200,000	205,012

Fremont, Combined Utility Revenue,
Series 2014B, 3.0%, 7/15/21	370,000	390,306

Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	330,259
2.0%, 10/15/17	430,000	445,291

La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	418,154
3.0%, 11/15/17	640,000	644,666

Lancaster County, Hospital Authority #1, Revenue,
Refunding, Bryan LGH Medical Center
Series 2006, 4.0%, 6/01/19	300,000	311,979
Series 2008A, 5.0%, 6/01/16	500,000	535,345
Series 2008A, 5.0%, 6/01/17	500,000	548,745

Lincoln, Certificates of Participation,
Series 2010A, 2.4%, 3/15/17	395,000	403,457

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	664,266
2.5%, 4/01/21	925,000	932,326

Lincoln, Electric System Revenue, Refunding,
Series 2007B, 5.0%, 9/01/18	1,000,000	1,096,910
Series 2012, 5.0%, 9/01/21	1,000,000	1,204,590

Lincoln, General Obligation, Highway Allocation Fund,
4.0%, 5/15/23	1,000,000	1,073,090

Lincoln, Parking Revenue, Refunding, Series 2011
3.25%, 8/15/18	440,000	476,986

Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012
1.5%, 6/15/17	440,000	450,177

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2009 Series A, BHAC Insured, 5.0%, 4/01/20	500,000	574,650
2012 Series A, 5.0%, 4/01/18	100,000	114,141
2013 Series A, 4.0%, 4/01/17	250,000	272,598

Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project, 5.05%, 12/01/23	500,000	500,475

The accompanying notes form an integral part of these Schedule of Investments

Municipal Bonds (cont.) - 96.2%

% of Net	$ Principal
Assets	Amount	$ Value
Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A, 4.0%, 7/01/25	750,000	775,695

Nebraska Investment Financial Authority, Homeownership
Revenue, 2011 Series A, 2.4%, 9/01/17	435,000	452,330

Nebraska Public Power District, Revenue,
2005 Series A, 5.0%, 1/01/18	200,000	209,696
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,023,750
2007 Series B, 5.0%, 1/01/20	395,000	442,633
2007 Series B, 5.0%, 1/01/21	1,750,000	1,958,268
2008 Series B, 5.0%, 1/01/19	250,000	283,505
2010 Series C, 4.25%, 1/01/17	500,000	546,445
2011 Series A, 4.0%, 1/01/15	250,000	254,900
2012 Series A, 4.0%, 1/01/21	500,000	561,665
2012 Series A, 5.0%, 1/01/21	500,000	592,045
2012 Series B, 3.0%, 1/01/24	1,000,000	1,018,080
2012 Series C, 5.0%, 1/01/19	500,000	567,010

Nebraska State Colleges Facility Corp., Deferred
Maintenance Revenue, MBIA Insured
4.25%, 7/15/15	405,000	421,305
5.0%, 7/15/16	200,000	217,626
4.0%, 7/15/17	200,000	212,428

Omaha Convention Hotel Corp., Revenue, Convention
Center Hotel, First Tier, Refunding, Series 2007, AMBAC
Insured, 5.0%, 2/01/20	600,000	655,140

Omaha, General Obligation, Refunding, Series 2008
5.0%, 6/01/20(b)	350,000	403,550
5.25%, 10/15/19	250,000	293,810

Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project,
Series 2009, 5.0%, 6/01/23	770,000	889,727
Series 2010, 4.125%, 6/01/29	650,000	680,745
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	253,852
3.95%, 10/15/18	240,000	259,526

Omaha Public Power District,
Electric System Revenue,
2007 Series A, 4.1%, 2/01/19	1,000,000	1,073,610
2012 Series A, 5.0%, 2/01/24	2,000,000	2,354,460
Electric System Subordinated Revenue,
2006 Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	1,042,370

Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/14	250,000	253,553

Papillion-La Vista, Sarpy County School District #27,
General Obligation,
Refunding, Series 2009A, 3.15%, 12/01/17	930,000	970,297
Series 2009, 5.0%, 12/01/28	500,000	560,695

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Series 2013
3.0%, 12/15/16	400,000	424,068
3.0%, 12/15/17	385,000	412,997
3.0%, 12/15/18	500,000	533,480
Series 2013B, 5.0%, 12/15/19	400,000	454,984

	% of Net	$ Principal
	Assets	Amount	$ Value
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A,
AGC-ICC AMBAC Insured, 5.0%, 1/01/19		1,260,000	1,369,557
AMBAC Insured, 5.0%, 1/01/18		750,000	816,180
AMBAC Insured, 5.0%, 1/01/26		800,000	864,416

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18		155,000	162,781
2.6%, 12/15/19		135,000	142,268

Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21		1,000,000	1,065,410

University of Nebraska, Facilities Corp.,
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18		830,000	905,513
Financing Agreement Revenue, UNMC Eye Institute,
Series 2011, 2.0%, 3/01/15		525,000	531,484
Lease Rental Revenue, NCTA Education Center/Student
Housing Project, Series 2011, 3.75% 6/15/19		285,000	316,102

University of Nebraska, University Revenue,
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25		330,000	350,407
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19		2,160,000	2,168,294
Lincoln Parking Project, Refunding,
Series 2005
4.0%, 6/01/17		1,070,000	1,104,475
4.5%, 6/01/20		500,000	518,120
Series 2013, 2.0%, 6/01/16		310,000	318,330
Omaha Health & Recreation Project
4.05%, 5/15/19		390,000	429,983
5.0%, 5/15/33		700,000	768,810
Omaha Student Facilities Project
5.0%, 5/15/27		800,000	879,952

Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16		330,000	331,822
3.4%, 9/01/17		415,000	417,146
			56,811,854

North Dakota	1.2
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21		795,000	846,254

Puerto Rico	1.4
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20		1,000,000	1,004,750

Tennessee	1.1
Memphis, General Obligation, General Improvement,
Series 2006A, 5.0%, 11/01/19		720,000	766,015

Texas	1.8
San Antonio, General Obligation, Refunding, Series 2010
5.0%, 2/01/19		1,195,000	1,282,283

Virginia	1.4
Chesterfield County, General Obligation, Refunding,
Series 2005B, 5.0%, 1/01/17		975,000	998,108
Total Municipal Bonds (Cost $64,865,357)			67,304,618

Cash Equivalents - 3.6%

	% of Net
	Assets	Shares	$ Value
Money Market Funds	3.6
Wells Fargo Advantage Tax-Free Money Market
Fund - Institutional Class 0.01%(a)		2,512,538	2,512,538
Total Cash Equivalents (Cost $2,512,538)			2,512,538
Total Investments in Securities (Cost $67,377,895)			69,817,156
Other Assets Less Other Liabilities	0.2		116,132
Net Assets	100.0		69,933,288
Net Asset Value Per Share			10.23

(a) Rate presented represents the annualized 7-day yield at June 30, 2014.
(b) Security designated to cover an unsettled bond purchase.

The accompanying notes form an integral part of these Schedule of Investments

GOVERNMENT MONEY MARKET FUND

Schedule of Investments
June 30, 2014

U.S. Treasury - 96.7%†
		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
U.S. Treasury Bills	96.7
0.05% 7/10/14		35,000,000	34,999,562
0.03% 7/24/14		25,000,000	24,999,601
0.03% 8/21/14		20,000,000	19,999,150
0.02% 9/25/14		20,000,000	19,999,044
0.03% 11/28/14		10,000,000	9,998,750
Total U.S. Treasury			109,996,107

Money Market Funds - 3.3%

Wells Fargo Advantage Money Market Funds	3.3
Government - Institutional Class 0.01%(a)		3,712,858	3,712,858
Treasury - Service Class 0.00%(a)		52,556	52,556
Total Money Market Funds			3,765,414
Total Investments in Securities (Cost $113,761,521)			113,761,521
Other Liabilities in Excess of Other Assets	0.0		(19,934)
Net Assets	100.0		113,741,587
Net Asset Value Per Share			1.00

† Interest rates presented represent the yield to maturity at the date of purchase.
(a) Rate presented represents the annualized 7-day yield at June 30, 2014.

The accompanying notes form an integral part of these Schedule of Investments

Notes to Schedules of Investments (Unaudited):

(1)   Valuation of Investments

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• Money market funds are valued at the quoted net asset value, which is $1.00 per share.  Short-term securities are valued at amortized cost, which approximates current value.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

• Investment securities held by the Government Money Market Fund are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.

(2)  Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.

(3)   Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Hickory, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research and Balanced Funds is $772,538,011, $902,492,440, $19,651,529 and $108,409,428, respectively.

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$351,266,909	$311,004,530	$370,080,516	$4,151,691	$134,811,017	$19,771,337	$45,274,479	$2,489,190
Depreciation	(1,600,974)	(449)	(4,317,114)	(102,706)	(4,365,671)	(32,097)	(5,682,359)	(49,929)
Net	$349,665,935	$311,004,081	$365,763,402	$4,048,985	$130,445,346	$19,739,240	$39,592,120	$2,439,261

(4)   Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2014, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Partners III	Hickory
Intelligent Systems Corp.	12/03/91	$ 2,899,379	$ -
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$ 2,899,379	$ 2,228,509
Value at 6/30/14		$ 3,109,900	$ 4,221,000
Percent of net assets at 6/30/14		0.2%	0.8%

(5) Option Transactions

Derivative positions open at June 30, 2014, are summarized as follows:

Gross Notional
		Fair Value at June 30, 2014		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	June 30, 2014
Partners III	Put options purchased	$ 1,124,400	$ -	$ 76,750,000
	Call options written	-	(1,931,500)	76,750,000

(6)  Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2014	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2014	Value June 30, 2014	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 3,109,900	$ -	$ -

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)  Concentration of Credit Risk

Approximately 81% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.

(8)  Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values are categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$856,125,710	$-	$-	$856,125,710
Cash equivalents	320,693,450	-	-	320,693,450
Total investments in securities	$1,176,819,160	$-	$-	$1,176,819,160

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$776,455,650	$-	$-	$776,455,650
Cash equivalents	307,086,442	-	-	307,086,442
Total investments in securities	$1,083,542,092	$-	$-	$1,083,542,092

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$1,029,288,214	$3,109,900	$-	$1,032,398,114
Exchange traded funds	23,040,000	-	-	23,040,000
Put options	-	1,124,400	-	1,124,400
Cash equivalents	211,693,328	-	-	211,693,328
Total investments in securities	$1,264,021,542	$4,234,300	$-	$1,268,255,842
Liabilities:
Securities sold short	$(144,784,000)	$-	$-	$(144,784,000)
Options written	$-	$(1,931,500)	$-	$(1,931,500)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$20,770,243	$-	$-	$20,770,243
Cash equivalents	2,930,271	-	-	2,930,271
Total investments in securities	$23,700,514	$-	$-	$23,700,514

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$370,475,050	$4,221,000	$-	$374,696,050
Cash equivalents	119,693,712	-	-	119,693,712
Total investments in securities	$490,168,762	$4,221,000	$-	$494,389,762

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$57,263,415	$-	$-	$57,263,415
Corporate bonds	-	9,586,731	-	9,586,731
Mortgage-backed securities	-	4,583,696	-	4,583,696
Commercial mortgage-backed
securities	-	823,474	-	823,474
Asset-backed securities	-	503,391	-	503,391
U.S. treasury notes	-	17,520,345	-	17,520,345
Cash equivalents	37,867,616	-	-	37,867,616
Total investments in securities	$95,131,031	$33,017,637	$-	$128,148,668

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$-	$521,068,887	$-	$521,068,887
Convertible bonds	-	17,563,125	-	17,563,125
Mortgage-backed securities	-	446,800,594	-	446,800,594
Commercial mortgage-backed securities	-	89,262,091	-	89,262,091
Asset-backed securities	-	48,652,558	-	48,652,558
Taxable municipal bonds	-	9,011,685	-	9,011,685
U.S. treasury and government agency	-	285,594,275	-	285,594,275
Common stocks	25,148,740	-	-	25,148,740
Cash equivalents	87,247,723	-	-	87,247,723
Total investments in securities	$112,396,463	$1,417,953,215	$-	$1,530,349,678

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	$-	$67,304,618	$-	$67,304,618
Cash equivalents	2,512,538	-	-	2,512,538
Total investments in securities	$2,512,538	$67,304,618	$-	$69,817,156

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
U.S. treasury	$109,996,107	$-	$-	$109,996,107
Money market funds	3,765,414	-	-	3,765,414
Total investments in securities	$113,761,521	$-	$-	$113,761,521

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the three months ended June 30, 2014, there were no transfers between Level 1 and Level 2.

During the three months ended June 30, 2014, there were no assets in which significant unobservable inputs (Level 3) were used.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:         /s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:      August 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:      August 1, 2014